Subsidiaries	12 Months Ended
Dec. 31, 2013
Subsidiaries [Abstract]
Subsidiaries
21.    Subsidiaries
The following is a list of ASC's direct and indirect subsidiaries:

Name of Company	Country of Incorporation	Principal Activities	Ownership (%)
ArdmoreShipping LLC	Marshall Islands	Holding company	100%
Ardmore Shipholding Limited	Ireland	Holding company	100%
Ardmore Shipping Limited	Ireland	Commercial management, transaction support	100%
Fastnet Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Rockall Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Shannon Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Malin Shipco LLC	Marshall Islands	Ship ownership and operations	100%
TyneShipco LLC	Marshall Islands	Ship ownership and operations	100%
Forties Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Fitzroy Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Bailey Shipco LLC	Marshall Islands	Ship ownership and operations	100%
ForthShipco LLC	Marshall Islands	Ship ownership and operations	100%
Viking Shipco LLC	Marshall Islands	Ship ownership and operations	100%
ArdmoreChartering LLC	Marshall Islands	Ship chartering and operations	100%
Cromarty Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Dogger Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Fisher Shipco LLC	Marshall Islands	Ship ownership and operations	100%
HumberShipco LLC	Marshall Islands	Ship ownership and operations	100%
Wight Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Lundy Shipco LLC	Marshall Islands	Ship ownership and operations	100%
ThamesShipco LLC	Marshall Islands	Ship ownership and operations	100%
Valentia Shipholding LLC	Marshall Islands	Ship ownership and operations	100%
Fair IsleShipco LLC	Marshall Islands	Ship ownership and operations	100%
Faroe Shipco LLC	Marshall Islands	Ship ownership and operations	100%
PlymouthShipco LLC	Marshall Islands	Ship ownership and operations	100%
PortlandShipco LLC	Marshall Islands	Ship ownership and operations	100%
Trafalgar Shipco LLC	Marshall Islands	Ship ownership and operations	100%
HebridesShipco LLC	Marshall Islands	Ship ownership and operations	100%
Sole Shipco LLC	Marshall Islands	Ship ownership and operations	100%
Biscay Shipco LLC	Marshall Islands	Ship ownership and operations	100%
DoverShipco LLC	Marshall Islands	Ship ownership and operations	100%